Income Taxes Reconciliation of our valuation allowance on deferred tax assets (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance beginning of period	$ 48,573	$ 47,846	$ 61,795
Change in assessment	0	0	0
Current year operations	(1,435)	3,398	7,498
Foreign currency and other	71	(953)	2,062
Acquisitions	(10,526)	(1,718)	(23,509)
Valuation allowance end of period	$ 36,683	$ 48,573	$ 47,846